Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue Recognition (Details) [Line Items]
Performance obligation	$ 179,000
Percentage of remaining performance obligations	47.00%
Revenues	$ 183,597	$ 156,316
ASC 606 [Member]
Revenue Recognition (Details) [Line Items]
Revenues	$ 14,996